Leases - Lessee: Supplemental Cash Flow Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Schedule Of Cash Flow Information Related To Lease Abstract [Abstract]
Operating Leases, Cash flows from operating activities	¥ 44,610
Operating Leases, Cash flows from financing activities	0
Operating Leases, Right-of-use assets obtained in exchange for lease liabilities	39,775
Finance Leases, Cash flows from operating activities	302
Finance Leases, Cash flows from financing activities	494
Finance Leases, Right-of-use assets obtained in exchange for lease liabilities:	¥ 531